CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jan. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Allowance for account receivable | ¥	¥ 21,082			¥ 8,397			¥ 1,609
Allowance for prepaid expenses and other current assets | ¥	5,919			6,290
Accrued expenses and other current liabilities	104,422	$ 14,307		128,001
Deferred revenue and customer advances	40,397	5,534	¥ 44,949	44,949		¥ 42,385
Operating lease liabilities, current	6,798	931		7,647
Operating lease liabilities, non-current	¥ 4,261	$ 584		¥ 9,660
Class A Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized | shares	1,300,000,000	1,300,000,000		1,300,000,000
Common stock, shares issued | shares	327,406,202	327,406,202		328,901,755
Common stock, shares outstanding | shares	327,406,202	327,406,202		328,901,755
Class B Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized | shares	158,453,168	158,453,168		100,000,000
Common stock, shares issued | shares	116,906,336	116,906,336		58,453,168
Common stock, shares outstanding | shares	116,906,336	116,906,336		58,453,168
VIEs
Accrued expenses and other current liabilities | ¥	¥ 20,176			¥ 31,272
Deferred revenue and customer advances | ¥	40,198			42,768
Operating lease liabilities, current | ¥	4,758			5,781
Operating lease liabilities, non-current | ¥	¥ 3,171			¥ 6,530